Investments - Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Investment Income [Line Items]
Gross investment income	$ 2,313.1	$ 2,421.2	$ 4,705.3	$ 4,980.9	$ 5,007.7
Less: Investment expenses	2.2	4.9	7.4	12.1	20.7
Net investment income	2,310.9	2,416.3	4,697.9	4,968.8	4,987.0
Fixed maturities
Net Investment Income [Line Items]
Gross investment income	1,993.3	2,138.3	4,184.0	4,402.1	4,374.3
Equity securities
Net Investment Income [Line Items]
Gross investment income	3.1	9.1	17.7	27.3	30.1
Mortgage Loans on Real Estate
Net Investment Income [Line Items]
Gross investment income	243.7	255.4	500.0	500.0	496.7
Policy Loans
Net Investment Income [Line Items]
Gross investment income	59.6	61.4	121.5	125.6	135.5
Short-term investments and cash equivalents
Net Investment Income [Line Items]
Gross investment income	1.9	2.9	5.4	6.7	(3.5)
Other
Net Investment Income [Line Items]
Gross investment income	$ 11.5	$ (45.9)	$ (123.3)	$ (80.8)	$ (25.4)